Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

1.	Investment Company Act File Number:	811-09189

2.   	Exact name of Registrant as specified in chareter:
Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	940 Southwood, Suite 200
	Incline Village, NV 89451

4.	Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

5. Registrant's telephone number:  775.832.6250

6. Date of fiscal year end:  December 31

7. Date of reporting period:  September 30, 2004


Item 1:	Schedule of Investments
Registrant has attached a copy of Registrant's Schedule of Investments as of September 30, 2004.

Item 2:	Controls and Procedures
(a) Registrant's principal executive officers concluded that Registrant's disclosure controls and procedures
(as defined in Rule 30a-2(c)) that are in place are effective to ensure that the information required in filings by Registrant is recorded, processed, summarized and reported on a timely basis. Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

(b) There were no changes to Registrant's internal control over financial reporting (as defined in Rule 30a-3(d)) that occurred during the reporting period.

Item 3:  Exhibits
A separate certification for each principal executive and principal financial officer of Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached.

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	   /sig/ Steven M. Kleiman
Name:    Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	   /sig/ Steven M. Kleiman
Name:    Steven M. Kleiman
Title:   Secretary and Treasurer

By:	   /sig/ Gene T. Pretti
Name:    Gene T. Pretti
Title:   President